Organization and description of business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business
1. Organization and description of business
The unaudited consolidated financial statements presented herein are those of ProFrac Holdings, LLC (“ProFrac LLC”) and its subsidiaries, which include Best Pump & Flow LP (“Best Flow”) and Alpine Silica, LLC (“Alpine”). ProFrac Holdings, LLC, on a consolidated basis, is the predecessor to ProFrac Holding Corp. and is referred to herein as “ProFrac Predecessor,” “we,” “us,” “our,” or the “Company.” Prior to December 21, 2021, Dan Wilks and Farris Wilks (or entities they control) (collectively, the “Wilks”) held a controlling interest in each of ProFrac LLC, Best Flow and Alpine. Historical periods for ProFrac Predecessor had been presented on a consolidated and combined basis given the common control ownership by the Wilks. On December 21, 2021, all of the then-outstanding membership interests in Best Flow and Alpine were contributed to ProFrac LLC in exchange for membership interests in ProFrac LLC. Accordingly, the results for the three months ended March 31, 2021 have been retrospectively adjusted to present the operations of ProFrac LLC, Best Flow and Alpine on a combined basis. The acquisitions of Best Flow and Alpine have been accounted for in a manner consistent with the pooling of interest method of accounting, as the transaction was a combination of entities under common control. Under this method of accounting, the statements of operations, equity and cash flows have been adjusted to include all activities of the commonly controlled groups for all periods in which common control existed.
ProFrac Predecessor is a vertically integrated and innovation-driven energy services company providing hydraulic fracturing, completion services and other complementary products and services to leading upstream oil and gas companies engaged in the exploration and production (“E&P”) of North American unconventional oil and natural gas resources. The ProFrac Predecessor operates in three business segments: stimulation services, manufacturing and proppant production.
ProFrac Holding Corp. was incorporated as a Delaware corporation August 17, 2021, to become a holding corporation for ProFrac Holdings, LLC and its subsidiaries upon completion of a corporate reorganization in conjunction with a planned initial public offering (“IPO”). On May 12, 2022, ProFrac Holding Corp. completed its IPO of 16,000,000 shares of its Class A common stock, par value $0.01 per share (the “Class A Common Stock”) at a public offering price of $18.00 per share. On June 6, 2022, an over-allotment option was exercised resulting in an additional 2,228,153 shares of Class A Common Stock being priced at $18.00 per share. The IPO and exercise of the over-allotment option generated combined net proceeds of $303.9 million, after deducting underwriter discounts and commissions and estimated offering costs. The Company used $72.9 million of the net proceeds to redeem the membership ownership interests from the then-existing owners of THRC FTSI Related Equity (as described in Note 11 – Acquisitions and Investments) and contributed the remaining proceeds to ProFrac Holdings, LLC. The Company used the remaining proceeds (i) to pay down $143.8 million of the outstanding borrowings under the New Term Loan Credit Facility (as defined herein) (ii) to fully pay the $22.0 million of the outstanding borrowings of The Back Stop Note (as defined herein) (iii) pay down $22.0 million of the outstanding borrowings of the Closing Date Note (as defined herein) (iv) to pay down $20.8 million of the outstanding borrowings of the Equify Bridge Note (as defined herein) and (v) with the remaining proceeds to be used for general corporate uses and additional repayment of debt.

1. Organization and description of business
The consolidated financial statements presented herein are those of ProFrac Holdings, LLC and its subsidiaries, which include Best Pump & Flow LP (“Best Flow”) and Alpine Silica, LLC (“Alpine”). ProFrac Holdings, LLC on a consolidated basis, is the predecessor to ProFrac Holding Corp. and is referred to herein as “ProFrac Predecessor,” “we,” “us,” “our,” or the “Company.” Prior to December 21, 2021, Dan Wilks and Farris Wilks (or entities they control) (collectively, the “Wilks”) held a controlling interest in ProFrac LLC, Best Flow and Alpine. Historical periods for ProFrac Predecessor had been presented on a consolidated and combined basis given the common control ownership by the Wilks. On December 21, 2021, all of the then-outstanding membership interests in Best Flow and Alpine were contributed to ProFrac LLC in exchange for membership interests in ProFrac LLC. Accordingly, all prior periods have been retrospectively adjusted to present the operations of ProFrac LLC, Best Flow and Alpine on a consolidated basis. The acquisitions of Best Flow and Alpine have been accounted for in a manner consistent with the pooling of interest method of accounting, as the transaction was a combination of entities under common control. Under this method of accounting, the statements of operations, equity and cash flows have been adjusted to include all activities of the commonly controlled groups for all periods in which common control existed.
ProFrac Predecessor is a vertically integrated and innovation-driven energy services company providing hydraulic fracturing, completion services and other complementary products and services to leading upstream oil and gas companies engaged in the exploration and production (“E&P”) of North American unconventional oil and natural gas resources. The operations of the ProFrac Predecessor are primarily focused in the Appalachian, East Texas/Louisiana and Permian Basins, where it has longstanding customer relationships. The ProFrac Predecessor operates in three business segments: stimulation services, manufacturing and proppant production.